Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not believe that the adoption of any recently issued, but not yet effective, accounting standards will have a material effect on its financial position and results of operations.

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not believe that the adoption of any recently issued, but not yet effective, accounting standards will have a material effect on its financial position and results of operations